Basis of Presentation and Summary of Significant Accounting Policies - Summary of Property and equipment (Detail)	12 Months Ended
Dec. 31, 2021
Minimum [Member] | Computer Hardware, Software, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Maximum [Member] | Computer Hardware, Software, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Bird Rides [Member] | Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Bird Rides [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Shorter of estimated useful life or lease term